Subsequent Events	12 Months Ended
Dec. 31, 2019
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Subsequent Events
NOTE 55. SUBSEQUENT EVENTS

The outbreak and spread of a virus called “coronavirus” (or
COVID-19)
by the end of 2019 has given rise to various consequences in both business and economic activities throughout the world. Due to the exceptional nature of the virus and its rapid global spread, in March 2020 several governments around the world implemented drastic measures to contain the spread, including, but not limited to, the closure of borders and the ban on travel to and from certain parts of the world for a period of time, and, the mandatory isolation of its citizen on together with the cessation of non-essential
commercial activities. On March 11, 2020 the World Health Organization declared
COVID-19
a pandemic.
In Argentina, the National Government implemented a number of measures aimed at reducing the movement of the population, establishing the social, preventive and mandatory isolation from March 20 to May 10, 2020, (which could be extended if
the government considers it necessary) where only individuals working in the rendering/production of essential services and products were allowed to leaves their homes.
The final significance of the coronavirus outbreak and its impact on both world and local economies is unknown, and the governments might take even stricter measures, which are not predictable at this time. As of the date of issuance of our Financial Statements, Grupo Financiero Galicia has not experienced significant impacts on their income as a result of this pandemic. Although the Argentine Central Bank established a series of measures in order to minimize physical contact between people, the most relevant being the limitation of customer service at our branches, the operations of our subsidiaries are maintained, and we expect them to continue in spite of the difficulties. However, the extent to which the coronavirus will affect the future of Grupo Financiero Galicia’s business, and the impact on the income from our operations cannot be reasonably quantified if this situation extends for a longer period of time.
The Board of Directors is closely monitoring this situation and taking all the required measures within their reach to preserve human life and our operations.